Portfolio of Investments
Columbia Variable Portfolio – Contrarian Core Fund, March 31, 2020 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 98.4%
Issuer	Shares	Value ($)
Communication Services 14.3%
Diversified Telecommunication Services 2.2%
AT&T, Inc.	383,611	11,182,261
Verizon Communications, Inc.	292,403	15,710,813
Total		26,893,074
Entertainment 2.9%
Activision Blizzard, Inc.(a)	306,384	18,223,720
Electronic Arts, Inc.(a)	85,785	8,593,084
Walt Disney Co. (The)	89,445	8,640,387
Total		35,457,191
Interactive Media & Services 5.9%
Alphabet, Inc., Class A(a)	20,351	23,646,844
Alphabet, Inc., Class C(a)	21,689	25,220,186
Facebook, Inc., Class A(a)	143,234	23,891,431
Total		72,758,461
Media 2.5%
Comcast Corp., Class A	903,727	31,070,134
Wireless Telecommunication Services 0.8%
T-Mobile U.S.A., Inc.(a)	117,511	9,859,173
Total Communication Services		176,038,033
Consumer Discretionary 9.6%
Hotels, Restaurants & Leisure 0.8%
McDonald’s Corp.	60,115	9,940,015
Internet & Direct Marketing Retail 6.2%
Amazon.com, Inc.(a)	33,437	65,192,788
eBay, Inc.	388,575	11,680,564
Total		76,873,352
Multiline Retail 0.6%
Dollar Tree, Inc.(a)	94,090	6,912,792
Specialty Retail 2.0%
AutoZone, Inc.(a)	4,875	4,124,250
Lowe’s Companies, Inc.	236,792	20,375,952
Total		24,500,202
Total Consumer Discretionary		118,226,361
Common Stocks (continued)
Issuer	Shares	Value ($)
Consumer Staples 5.4%
Food Products 2.5%
ConAgra Foods, Inc.	470,283	13,798,103
Mondelez International, Inc., Class A	344,441	17,249,605
Total		31,047,708
Household Products 0.6%
Colgate-Palmolive Co.	103,810	6,888,832
Tobacco 2.3%
Philip Morris International, Inc.	392,075	28,605,792
Total Consumer Staples		66,542,332
Energy 2.4%
Oil, Gas & Consumable Fuels 2.4%
Canadian Natural Resources Ltd.	382,461	5,182,346
Chevron Corp.	265,436	19,233,493
EOG Resources, Inc.	139,590	5,014,073
Total		29,429,912
Total Energy		29,429,912
Financials 12.1%
Banks 4.2%
Citigroup, Inc.	484,564	20,409,836
JPMorgan Chase & Co.	350,470	31,552,814
Total		51,962,650
Capital Markets 2.8%
BlackRock, Inc.	44,200	19,446,674
Charles Schwab Corp. (The)	155,810	5,238,332
Morgan Stanley	268,534	9,130,156
Total		33,815,162
Diversified Financial Services 4.3%
Berkshire Hathaway, Inc., Class B(a)	291,030	53,209,015
Insurance 0.8%
Aon PLC	59,413	9,805,521
Total Financials		148,792,348
Health Care 14.7%
Biotechnology 0.6%
Alexion Pharmaceuticals, Inc.(a)	87,388	7,846,569
Columbia Variable Portfolio – Contrarian Core Fund | Quarterly Report 2020	1

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Contrarian Core Fund, March 31, 2020 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Health Care Equipment & Supplies 6.5%
Abbott Laboratories	193,657	15,281,474
Becton Dickinson and Co.	69,890	16,058,625
Dentsply Sirona, Inc.	151,950	5,900,218
Medtronic PLC	390,948	35,255,691
Stryker Corp.	41,485	6,906,838
Total		79,402,846
Health Care Providers & Services 2.0%
Anthem, Inc.	44,135	10,020,410
Cigna Corp.	81,361	14,415,542
Total		24,435,952
Pharmaceuticals 5.6%
Allergan PLC	35,504	6,287,759
Johnson & Johnson	249,639	32,735,162
Merck & Co., Inc.	177,635	13,667,237
Pfizer, Inc.	508,549	16,599,039
Total		69,289,197
Total Health Care		180,974,564
Industrials 5.9%
Aerospace & Defense 3.0%
L3 Harris Technologies, Inc.	35,590	6,410,471
Northrop Grumman Corp.	63,290	19,148,389
Raytheon Technologies Corp.	114,590	10,809,275
Total		36,368,135
Industrial Conglomerates 0.7%
Honeywell International, Inc.	66,357	8,877,903
Machinery 0.2%
Stanley Black & Decker, Inc.	20,925	2,092,500
Road & Rail 2.0%
Lyft, Inc., Class A(a)	90,450	2,428,583
Uber Technologies, Inc.(a)	167,680	4,681,626
Union Pacific Corp.	128,460	18,117,998
Total		25,228,207
Total Industrials		72,566,745
Information Technology 28.1%
Communications Equipment 0.9%
Cisco Systems, Inc.	289,265	11,371,007
Common Stocks (continued)
Issuer	Shares	Value ($)
Electronic Equipment, Instruments & Components 0.4%
Corning, Inc.	227,370	4,670,180
IT Services 7.9%
Automatic Data Processing, Inc.	49,300	6,738,324
Fidelity National Information Services, Inc.	209,507	25,484,431
Fiserv, Inc.(a)	177,176	16,829,948
International Business Machines Corp.	116,000	12,867,880
MasterCard, Inc., Class A	114,812	27,733,987
PayPal Holdings, Inc.(a)	74,205	7,104,387
Total		96,758,957
Semiconductors & Semiconductor Equipment 3.9%
Intel Corp.	296,470	16,044,956
Lam Research Corp.	49,645	11,914,800
Marvell Technology Group Ltd.	255,820	5,789,207
NVIDIA Corp.	33,635	8,866,186
NXP Semiconductors NV	72,176	5,985,556
Total		48,600,705
Software 9.3%
Adobe, Inc.(a)	58,750	18,696,600
Autodesk, Inc.(a)	19,185	2,994,779
CDK Global, Inc.	129,255	4,246,027
Intuit, Inc.	25,935	5,965,050
Microsoft Corp.	487,330	76,856,814
Palo Alto Networks, Inc.(a)	35,513	5,822,711
Total		114,581,981
Technology Hardware, Storage & Peripherals 5.7%
Apple, Inc.	259,803	66,065,305
Western Digital Corp.	101,715	4,233,378
Total		70,298,683
Total Information Technology		346,281,513
Materials 3.6%
Chemicals 2.3%
Air Products & Chemicals, Inc.	50,105	10,001,459
Corteva, Inc.	461,127	10,836,484
Sherwin-Williams Co. (The)	16,244	7,464,443
Total		28,302,386

2	Columbia Variable Portfolio – Contrarian Core Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Contrarian Core Fund, March 31, 2020 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Metals & Mining 1.3%
Newmont Corp.	371,145	16,805,446
Total Materials		45,107,832
Real Estate 1.3%
Equity Real Estate Investment Trusts (REITS) 1.3%
American Tower Corp.	75,329	16,402,890
Total Real Estate		16,402,890
Utilities 1.0%
Electric Utilities 1.0%
American Electric Power Co., Inc.	130,966	10,474,661
FirstEnergy Corp.	63,521	2,545,286
Total		13,019,947
Total Utilities		13,019,947
Total Common Stocks (Cost $1,114,722,153)		1,213,382,477

Money Market Funds 1.3%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.787%(b),(c)	15,348,241	15,340,567
Total Money Market Funds (Cost $15,343,641)		15,340,567
Total Investments in Securities (Cost: $1,130,065,794)		1,228,723,044
Other Assets & Liabilities, Net		4,296,529
Net Assets		1,233,019,573

Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at March 31, 2020.
(c)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended March 31, 2020 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 0.787%
	12,378,808	121,524,178	(118,554,745)	15,348,241	4,939	(3,074)	103,324	15,340,567
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Columbia Variable Portfolio – Contrarian Core Fund | Quarterly Report 2020	3